Lease and Commitments - Schedule of Maturity Analysis of Operating Lease Liabilities (Details)	Sep. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 13,142
2022	26,634
2023	27,167
2024	27,710
2025	28,265
Thereafter	48,304
Total	171,223
Less: Amount representing interest	(327)
Present value of lease liabilities	$ 170,896